Related undertakings - Summary of Full list of Related Parties - Japan to United Kingdom (Detail)	12 Months Ended
Dec. 31, 2021
JAPAN | Ascend Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Ascend Japan KK
Percentage of undertaking	100.00%
Reg office	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
JAPAN | Elsevier Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Japan KK
Percentage of undertaking	100.00%
Reg office	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
JAPAN | LexisNexis Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Japan KK
Percentage of undertaking	100.00%
Reg office	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
JAPAN | PatentSight Japan Inc [Member] | Common shares [member]
Disclosure of transactions between related parties [line items]
Company name	PatentSight Japan Inc.
Percentage of undertaking	100.00%
Reg office	7F Cross Office Uchisaiwaicho, 1-18-6 Nishi-Shinbashi, Minato-ku, Tokyo
JAPAN | Reed ISG Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed ISG Japan KK
Percentage of undertaking	100.00%
Reg office	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, Japan
JAPAN | RX Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RX Japan KK
Percentage of undertaking	100.00%
Reg office	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, Japan
Korea (South) [member] | Elsevier Korea LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Korea LLC
Percentage of undertaking	100.00%
Reg office	Chunwoo Building, 4th floor, 534 Itaewon-dong, Yongsan-gu, Seoel, 140-861, Republic of Korea
Korea (South) [member] | Lexis Nexis Legal And Professional Service Korea Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Legal and Professional Service Korea Ltd
Percentage of undertaking	100.00%
Reg office	206 Noksapyeong-daero, Yongsan-gu, Seoel, Republic of Korea
Korea (South) [member] | Reed Exhibitions Korea Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Korea Ltd
Percentage of undertaking	100.00%
Reg office	1622-24 Block A Terra Tower2, 201 Songpa-daero, Songpa-gu, Seoul, Republic of Korea
Korea (South) [member] | Reed Exporum Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exporum Ltd
Percentage of undertaking	60.00%
Reg office	4th floor at 195-6 Jamsil-dong, Songpagu, Seoul, Republic of Korea
Korea (South) [member] | Reed K. Fairs Ltd seventy percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed K. Fairs Ltd
Percentage of undertaking	70.00%
Reg office	1622-24 Block A Terra Tower2, 201 Songpa-daero, Songpa-gu, Seoul, Republic of Korea
Malaysia [member] | LexisNexis Malaysia Sdn Bhd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Malaysia Sdn Bhd
Percentage of undertaking	100.00%
Reg office	Suite 29-1, Level 29, Vertical Corporate, Tower B, Avenue 10, The Vertical, 59200 Bangsar South City, Kuala Lumpur, Malaysia
Macau [member] | Reed Exhibitions Macau Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Macau Ltd
Percentage of undertaking	100.00%
Reg office	Rua De Xangai, No. 175 Edif. Associacao Comercial de Macau, 11 Andar, Bloco K, Macau
Mexico. | Emailage MCA, SA de CV | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Emailage MCA, SA de CV
Percentage of undertaking	100.00%
Reg office	DVNA Del Valle-Nunez y Asociados, Goldsmith No 37 Desp 803, Col Planco Chapultepe, Ciudad de Viver, 11.560,Mexico
Mexico. | Masson-Doyma Mexico, S.A. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Masson-Doyma Mexico, S.A.
Percentage of undertaking	100.00%
Reg office	Av Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, Mexico DF, C.P. 03230, Mexico
Mexico. | Reed Exhibitions Mexico S.A. de C.V. [member] | Fixed Shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Mexico S.A. de C.V.
Percentage of undertaking	100.00%
Reg office	Avenida Paseo de la Reforma 243, Piso 15, Col. Cuauhtemoc, Mexico City, 06500, Mexico
New Zealand [member] | LexisNexis NZ Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis NZ Ltd
Percentage of undertaking	100.00%
Reg office	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011, New Zealand
Philippines. | Reed Elsevier Shared Services (Philippines) Inc. [member] | Common shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Shared Services (Philippines) Inc.
Percentage of undertaking	100.00%
Reg office	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101, Philippines
Poland [member] | AI Digital Contracts Sp. z.o.o. (75%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	AI Digital Contracts Sp. z.o.o.
Percentage of undertaking	75.00%
Reg office	ul. św. Antoniego 2/4, 50-073, Wrocław, Poland
Poland [member] | Elsevier sp. z.o.o. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Sp. z.o.o.
Percentage of undertaking	100.00%
Reg office	Al. JJana Pawla II, 22, 00-133, Warszawa, Poland
Russia [member] | Elsevier LLC [member] | Participations shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier LLC
Percentage of undertaking	100.00%
Reg office	Office 13, room 1, 2nd Syromyatnicheskiy 1, 105120, Moscow, Russian Federation
Russia [member] | LexisNexis LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis LLC
Percentage of undertaking	100.00%
Reg office	Office 13, room 1, 2nd Syromyatnicheskiy 1, 105120, Moscow, Russian Federation
Russia [member] | Real estate events direct [member] | Participations shares [member]
Disclosure of transactions between related parties [line items]
Company name	Real Estate Events Direct LLC
Percentage of undertaking	80.00%
Reg office	Office 13, room 1, 2nd Syromyatnicheskiy 1, 105120, Moscow, Russian Federation
Russia [member] | Relx LLC [member] | Participations shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX LLC
Percentage of undertaking	100.00%
Reg office	Office 13, room 1, 2nd Syromyatnicheskiy 1, 105120, Moscow, Russian Federation
Russia [member] | 3D4Medical LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	3D4Medical LLC
Percentage of undertaking	100.00%
Reg office	Krasnykh Partizan St. 152, Office 505, 350049, City of Krasnodar, Russian Federation
SINGAPORE | Elsevier (Singapore) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier (Singapore) Pte Ltd
Percentage of undertaking	100.00%
Reg office	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239519, Singapore
SINGAPORE | Emailage Pte. Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Emailage Pte. Ltd
Percentage of undertaking	100.00%
Reg office	71 Robinson Road, #14-01, 068895, Singapore
SINGAPORE | Lexis-Nexis Philippines Pte Ltd [member] | Ordinary B Preference [member]
Disclosure of transactions between related parties [line items]
Company name	Lexis-Nexis Philippines Pte Ltd
Percentage of undertaking	75.00%
Reg office	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SINGAPORE | RE (HAPL) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (HAPL) Pte Ltd
Percentage of undertaking	100.00%
Reg office	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239519, Singapore
SINGAPORE | RELX (Singapore) Pte. Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Singapore) Pte. Ltd
Percentage of undertaking	100.00%
Reg office	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SINGAPORE | LNRS Data Services Pte Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LNRS Data Services Pte Ltd
Percentage of undertaking	100.00%
Reg office	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, 48602551, Singapore
South Africa [member] | Globalrange SA Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Globalrange SA (Pty) Ltd
Percentage of undertaking	100.00%
Reg office	Fourways Gold Park, 1st Floor – Wentworth Building, 32 Roos Street, Fourways, 2191, South Africa
South Africa [member] | LexisNexis (Pty) Ltd (78%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis (Pty) Ltd
Percentage of undertaking	78.00%
Reg office	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa
South Africa [member] | LexisNexis Risk Management (Pty) Ltd (78%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Management (Pty) Ltd
Percentage of undertaking	78.00%
Reg office	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa
South Africa [member] | Property Payment Exchange (SA) (Pty) Ltd (78%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Property Payment Exchange (SA) (Pty) Ltd
Percentage of undertaking	78.00%
Reg office	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa
South Africa [member] | RELX (Pty) Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Pty) Ltd
Percentage of undertaking	100.00%
Reg office	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa
South Africa [member] | Reed Exhibitions (Pty) Ltd ninety percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa
South Africa [member] | Reed Events Management Pty Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Events Management (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa
South Africa [member] | Reed Exhibitions Group (Pty) Limited [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Group(Pty) Ltd
Percentage of undertaking	90.00%
Reg office	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa
South Africa [member] | Reed Venue Management (Pty) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Venue Management (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa
Spain [member] | Elsevier Espana SL [member] | Participations shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Espana SL
Percentage of undertaking	100.00%
Reg office	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona, Spain
Switzerland [member] | Fircosoft Schweiz GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft Schweiz GmbH
Percentage of undertaking	100.00%
Reg office	Bahnhofstrasse 100, 8001 Zurich, Switzerland
Switzerland [member] | RELX Swiss holdings SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Swiss Holdings SA
Percentage of undertaking	100.00%
Reg office	Faubourg de l’Hôpital 23, 2000 Neuchatel, Switzerland
Taiwan [member] | Elsevier Taiwan LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Taiwan LLC
Percentage of undertaking	100.00%
Reg office	Rm N818, 8F, Chia Hsin Building II, No. 9, Lane 3, Minsheng West Road, Taipei 10449, Taiwan
Thailand [member] | Reed Tradex Company Ltd [member] | Ordinary Preference [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Tradex Company Ltd
Percentage of undertaking	49.00%
Reg office	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom, Bangrak, Bangkok, 10500, Thailand
Thailand [member] | RELX Holding (Thailand) Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Holding (Thailand) Co., Ltd
Percentage of undertaking	100.00%
Reg office	14th Floor, CTI Tower, 191/70-73 Ratchadapisek Road, Khwaeng Klongtoey, Khet, Klongtoey, Bangkok, Thailand
Thailand [member] | RELX Information Analytics (Thailand) Co Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Information Analytics (Thailand) Co., Ltd
Percentage of undertaking	100.00%
Reg office	2 Ploenchit Centre, Room 7, Floor G., Sukhumvit Road, Klongtoey, Bangkok, 10110, Thailand
Netherlands [member] | AGRM Solutions C.V. [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	AGRM Solutions C.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | Elsevier B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | ICIS Benchmarking Europe B.V [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ICIS Benchmarking Europe B.V
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | LexisNexis Business Information Solutions B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | LexisNexis Univentio B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Univentio B.V.
Percentage of undertaking	100.00%
Reg office	Galileiweg 8, 2333 BD Leiden, Netherlands
Netherlands [member] | LNRS Data Services BV [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LNRS Data Services BV
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | Misset Uitgeverij B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Misset Uitgeverij B.V.
Percentage of undertaking	49.00%
Reg office	Prins Hendrikstraat 17, 7001GK Doetinchem
Netherlands [member] | One Business B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	One Business B.V.
Percentage of undertaking	33.00%
Reg office	Spaklerweg 53, 1114 AE Amsterdam-Duivendrecht
Netherlands [member] | RELX Employment Company B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Employment Company B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX Finance B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Finance B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX Holdings B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Holdings B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX Nederland B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Nederland B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX Overseas B.V. [member] | Ordinary RE [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Overseas B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
TURKEY | Elsevier STM Bilgi Hizmetleri Limited sirketi [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier STM Bilgi Hizmetleri Limited Şirketi
Percentage of undertaking	100.00%
Reg office	Maslak Mah. Bilim Sokak Sun Plaza Kat:13 Şişli-Maslak, Istanbul, Turkey
TURKEY | Mack Brooks Fuarcilik A.S [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Mack Brooks Fuarcilik A.S
Percentage of undertaking	100.00%
Reg office	Fulya Mah. Hakkı Yeten Cad. No:10/C, Selenium Plaza Kat:5,6 Fulya, Beşiktaş İstanbul, Turkey
TURKEY | Reed Tuyap Fuarcilik A.S. [member] | Class A-Ordinary / Class B-Ordinary [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Tüyap Fuarcilik A.Ş.
Percentage of undertaking	50.00%
Reg office	E - 5 Karayolu Üzeri, Gürpınar Kavşağı 34500, Büyükçekmece, Istanbul, 34500, Turkey
United Kingdom [member] | 3rd Street Group Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	3rd Street Group Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Gapsquare Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gapsquare Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Gapsquare Ltd [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gapsquare Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Butterworths Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworths Ltd
Percentage of undertaking	100.00%
Reg office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Cordery Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Cordery Ltd
Percentage of undertaking	71.00%
Reg office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Cordery Compliance Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Cordery Compliance Ltd
Percentage of undertaking	71.00%
Reg office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Crediva Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Crediva Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Dew Events Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Dew Events Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Digital Foundry Network [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Digital Foundry Network Ltd
Percentage of undertaking	50.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | E & P Events LLP [member]
Disclosure of transactions between related parties [line items]
Company name	E & P Events LLP
Percentage of undertaking	50.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Elsevier Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Ltd
Percentage of undertaking	100.00%
Reg office	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | Elsevier Life Sciences IP Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Life Sciences IP Ltd
Percentage of undertaking	100.00%
Reg office	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | Emailage Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Emailage Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Gamer Network Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gamer Network Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Imbibe Media Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Imbibe Media Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Insurance Initiatives Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Insurance Initiatives Ltd
Percentage of undertaking	100.00%
Reg office	Third Floor, City Buildings, Carrington Street, Nottingham, NG1 7FG
United Kingdom [member] | LexisNexis Risk Solutions UK Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions UK Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | LNRS Data Services Holdings Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LNRS Data Services HoldingsLtd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | LNRS Data Services Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LNRS Data Services Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Mack-Brooks Exhibitions Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack-Brooks Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mack Brooks (France) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack-Brooks (France) Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | MCM Central Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MCM Central Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | MCM Expo Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MCM Expo Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mendeley Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mendeley Ltd
Percentage of undertaking	100.00%
Reg office	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | MLex Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MLex Ltd
Percentage of undertaking	100.00%
Reg office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | NLife Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	NLife Ltd
Percentage of undertaking	23.50%
Reg office	5 Oakwood Drive, Loughborough, England, LE11 3QF
United Kingdom [member] | Offshore Europe (Management) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Offshore Europe (Management) Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Offshore Europe Partnership [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	Offshore Europe Partnership
Percentage of undertaking	50.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Out There Gaming Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Out There Gaming Ltd
Percentage of undertaking	70.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Oxford Spires Management Co; Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Oxford Spires Management Co; Ltd
Percentage of undertaking	55.00%
Reg office	40 Kimbolton Road, Bedford, England, MK40 2NR
United Kingdom [member] | RE (EPS) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (EPS) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE (HPL) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (HPL) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE (RCB) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (RCB) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE Secretaries Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE Secretaries Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE (SOE) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (SOE) Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Business Information Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Events Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Events Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Exhibitions Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Nominees Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Nominees Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX (Holdings) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Holdings) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX (Investments) plc [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Investments) plc
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX (UK) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (UK) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Finance Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Finance Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | REV GP (UK) LLP [member]
Disclosure of transactions between related parties [line items]
Company name	REV GP (UK) LLP
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | REV V LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	REV V LP
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Group plc [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Group plc
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Overseas Holdings Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Overseas Holdings Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | REV Venture Partners Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	REV Venture Partners Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | SciBite Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SciBite Ltd
Percentage of undertaking	100.00%
Reg office	Biodata Innovation Centre Wellcome Genome Campus, Hinxton, Cambridge, England, CB10 1DR
United Kingdom [member] | SciBite Ltd [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SciBite Ltd
Percentage of undertaking	100.00%
Reg office	Biodata Innovation Centre Wellcome Genome Campus, Hinxton, Cambridge, England, CB10 1DR
United Kingdom [member] | SciBite Ltd [member] | C Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SciBite Ltd
Percentage of undertaking	100.00%
Reg office	Biodata Innovation Centre Wellcome Genome Campus, Hinxton, Cambridge, England, CB10 1DR
United Kingdom [member] | Snowflake Software [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Snowflake Software Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Tracesmart Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Tracesmart Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | TruNarrative Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	TruNarrative Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Wunelli Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Wunelli Ltd
Percentage of undertaking	100.00%
Reg office	1000 Lakeside, Western Road, Portsmouth, PO6 3EN, United Kingdom